Financial Instruments and Fair Value Disclosures (Schedule of other fair value measurements (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) Vessels	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 29, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase price		$ 230,302	$ 17,393	$ 6,001
Issuance of common stock for vessel acquisitions		67,853
Series B Preferred Stock [Member] | Equity Securities, Investment In Oceanpal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure					$ 5
Series C Preferred Stock [Member] | Equity Securities, Investment In Oceanpal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure					$ 7,570
Non recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 67,909	67,909
Non recurring fair value measurements | Investments in related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure			7,575
Non recurring fair value measurements | Long Lived Assets Held For Use
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 67,909	67,909
Non recurring fair value measurements | Long Lived Assets Held For Use | Master Agreement With Sea Trade [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number Of Vessels Delivered | Vessels	8
Purchase price of vessel acquired	$ 263,719
Purchase price	195,810
Issuance of common stock for vessel acquisitions		67,909
Non recurring fair value measurements | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	67,909	67,909
Non recurring fair value measurements | Level 1 [Member] | Long Lived Assets Held For Use
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 67,909	$ 67,909
Non recurring fair value measurements | Level 2 [Member] | Investments in related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure			$ 7,575